Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenues	$ 35,611,761	$ 50,278,937	$ 27,859,228
Cost of revenues	(29,275,274)	(45,309,410)	(23,409,736)
Gross Profit	6,336,487	4,969,527	4,449,492
Operating expenses:
Selling and marketing	(32,738)	(34,132)	(39,615)
General and administrative	(1,118,217)	(1,141,069)	(368,199)
Total operating expenses	(1,150,955)	(1,175,201)	(407,814)
Income from operations	5,185,532	3,794,326	4,041,678
Other income (loss):
Other income	5,290	30,541	34,289
Other expenses	(2,726)		(26,688)
Interest income, net	(2,446)	10,269	16
Total other (loss) income, net	118	40,810	7,617
Income before income tax expenses	5,185,650	3,835,136	4,049,295
Income taxes	(903,282)	(679,815)	(642,497)
Net income	4,282,368	3,155,321	3,406,798
Other Comprehensive Loss
Foreign currency translation adjustment	(21,709)	24,697	(21,854)
Total Comprehensive Income	$ 4,260,659	$ 3,180,018	$ 3,384,944
Net income per share attributable to ordinary shareholders - basic (in Dollars per share)	$ 0.21	$ 0.16	$ 0.17
Net income per share attributable to ordinary shareholders - Diluted (in Dollars per share)	$ 0.21	$ 0.16	$ 0.17
Weighted average number of ordinary shares used in computing net income per share - basic (in Shares)	20,000,000	20,000,000	20,000,000
Weighted average number of ordinary shares used in computing net income per share - Diluted (in Shares)	20,000,000	20,000,000	20,000,000